Non-controlling Interest - Summarized Statement of Loss and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Minority Interest [Line Items]
Revenue from contracts with customers	$ 51,744,817	$ 47,695,828
Selling, general and administrative expenses	(46,424,295)	(60,538,424)
Finance costs	(3,824,030)	(2,143,978)
Loss before tax	(88,802,558)	(84,424,529)
Equity holders of the Company	(60,459,666)	(74,971,745)
Total comprehensive loss	(95,527,225)	(83,674,281)
Loss attributable to the subsidiary's non-controlling interest	(28,342,892)	(9,452,784)
Comprehensive loss attributable to the subsidiary's non-controlling interest	(28,342,892)	(9,455,479)
Sprout Foods, Inc.
Minority Interest [Line Items]
Revenue from contracts with customers	33,904,708	25,971,480
Cost of sales	(36,097,282)	(28,200,621)
Selling, general and administrative expenses	(10,946,955)	(9,459,448)
Impairment loss on goodwill and intangible assets	(37,662,430)	(3,288,847)
Gain on settlement of liability	(194,867)
Finance costs	(5,802,556)	(2,427,165)
Loss before tax	(56,799,382)	(18,931,601)
Income tax expense		(11,854)
Equity holders of the Company	(56,799,382)	(18,943,455)
Total comprehensive loss	(56,799,382)	(18,948,855)
Loss attributable to the subsidiary's non-controlling interest	(28,342,892)	(4,752,152)
Comprehensive loss attributable to the subsidiary's non-controlling interest	$ (28,342,892)	$ (14,196,703)